Prepaid expenses and deposits: (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of prepaid expenses and deposits
	June 30, 2026	June 30, 2025

Project deposits	$929	$7,963
Other prepaids and deposits	2,070	1,554
Balance, end of year	$2,999	$9,517

Current	2,487	9,517
Non-current	512	-
	$2,999	$9,517